                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1995





--------------------------------------------------------------------------------
                                        INVESTMENT/LIFE(R)
                             VAN KAMPEN AMERICAN CAPITAL /
                        NATIONWIDE LIFE INSURANCE COMPANY

                        [NATIONWIDE LIFE INSURANCE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216




                          [PHOTO OF PETER F. FRENZER]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the Nationwide VLI Separate Account.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.

                                 /s/ Peter F. Frenzer
                                     Peter F. Frenzer, President

                         NATIONWIDE VLI SEPARATE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1995

ASSETS:
   Investments in Van Kampen American Capital Life
      Investment Trust, at market value:
     Common Stock Fund
         1,801,420 shares (cost $23,991,656) ..............         $ 26,462,863
     Domestic Strategic Income Fund
        427,490 shares (cost $3,589,193) ..................            3,509,695
     Emerging Growth Fund
        42,444 shares (cost $475,666) .....................              497,015
     Global Equity Fund
        20,666 shares (cost $209,185) .....................              213,064
     Government Fund
        6,265,236 shares (cost $54,992,190) ...............           56,763,039
     Money Market Fund
        9,782,717 shares (cost $9,782,717) ................            9,782,717
     Multiple Strategy Fund
        2,098,321 shares (cost $23,600,829) ...............           24,424,455
     Real Estate Securities Fund
        4,679 shares (cost $48,129) .......................               50,248
                                                                    ------------
           Total assets ...................................          121,703,096
ACCOUNTS PAYABLE ..........................................                  585
                                                                    ------------
CONTRACT OWNERS' EQUITY ...................................         $121,702,511
                                                                    ============

Contract owners' equity represented by:

                                                       UNITS          UNIT VALUE
                                                     ---------        ----------
Single Premium contracts issued prior to
April 16, 1990:
   Common Stock Sub-account ...............          1,165,519       $ 22.498859       $ 26,222,848
   Domestic Strategic Income Sub-account ..            193,912         17.235188          3,342,110
   Emerging Growth Sub-account ............             42,641         11.655608            497,007
   Global Equity Sub-account ..............             20,762         10.262083            213,061
   Government Sub-account .................          2,990,179         18.968390         56,718,881
   Money Market Sub-account ...............            611,001         15.695093          9,589,718
   Multiple Strategy Sub-account ..........          1,125,079         21.519909         24,211,598
   Real Estate Securities Sub-account .....              4,659         10.784280             50,244

Single Premium contracts issued on or after
April 16, 1990:
   Common Stock Sub-account ...............              5,428         21.257132            115,384
   Domestic Strategic Income Sub-account ..              9,801         17.099466            167,592
   Government Sub-account .................              2,836         14.433482             40,933
   Money Market Sub-account ...............             16,792         11.648994            195,610
   Multiple Strategy Sub-account ..........              5,169         18.558022             95,926

Multiple Payment Contracts and Flexible
Premium Contracts:
   Common Stock Sub-account ...............              6,873         18.137100            124,656
   Multiple Strategy Sub-account ..........              7,030         16.634918            116,943
                                                     =========         =========       ------------
                                                                                       $121,702,511
                                                                                       ============

See accompanying notes to financial statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                    1995                  1994                 1993
                                                                -------------          -----------          -----------
INVESTMENT ACTIVITY:
  Reinvested capital gains and dividends ................       $  11,096,149            9,791,294            8,172,407
                                                                -------------          -----------          -----------
  Gain (loss) on investments:
    Proceeds from redemptions of mutual
    fund shares .........................................          23,835,749           22,040,399           23,152,130
    Cost of mutual fund shares sold .....................         (21,777,460)         (20,667,556)         (20,977,882)
                                                                -------------          -----------          -----------
    Realized gain (loss) on investments .................           2,058,289            1,372,843            2,174,248
    Change in unrealized gain (loss) on
      investments .......................................          11,069,519          (15,672,902)            (360,705)
                                                                -------------          -----------          -----------

       Net gain (loss) on investments ...................          13,127,808          (14,300,059)           1,813,543
                                                                -------------          -----------          -----------
             Net investment activity ....................          24,223,957           (4,508,765)           9,985,950
                                                                -------------          -----------          -----------

EQUITY TRANSACTIONS:
  Purchase payments from contract owners ................              39,639               25,229               19,352
  Surrenders (note 2d) ..................................         (11,745,567)          (9,547,706)          (9,817,586)
  Death benefits (note 4) ...............................          (1,552,445)          (1,196,526)          (1,033,549)
  Policy loans (net of repayments) (note 5) .............             833,405            1,817,775             (226,605)
                                                                -------------          -----------          -----------
             Net equity transactions ....................         (12,424,968)          (8,901,228)         (11,058,388)
                                                                -------------          -----------          -----------

EXPENSES:
  Deductions for surrender charges (note 2d)  ...........            (193,286)            (377,936)            (421,375)
  Redemptions to pay cost of insurance charges
    and administrative charges (notes 2b
    and 2c) .............................................          (1,770,626)          (2,043,874)          (2,027,161)
  Deductions for asset charges (note 3) .................          (1,124,778)          (1,135,456)          (1,270,553)
                                                                -------------          -----------          -----------
             Total expenses .............................          (3,088,690)          (3,557,266)          (3,719,089)
                                                                -------------          -----------          -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................           8,710,299          (16,967,259)          (4,791,527)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............         112,992,212          129,959,471          134,750,998
                                                                -------------          -----------          -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................       $ 121,702,511          112,992,212          129,959,471
                                                                =============          ===========          ===========


See accompanying notes to financial statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995, 1994 AND 1993

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a) ORGANIZATION AND NATURE OF OPERATIONS

          The Nationwide VLI Separate Account ("Separate Account") was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Separate Account has been registered as a unit investment trust under the Investment Company Act of 1940 and consists of eight sub-accounts. Assets of each sub-account are invested at net asset value in shares of corresponding underlying mutual funds offered by Van Kampen American Capital Life Investment Trust. The funds consist of Common Stock, Domestic Strategic Income (formerly Corporate Bond), Emerging Growth, Global Equity, Government, Money Market, Multiple Strategy and Real Estate Securities Funds. At December 31, 1995, contract owners have invested in all of the above funds.

          The Company offers modified single premium, and multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

      (b) THE CONTRACTS

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

      (c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

          The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

      (d) FEDERAL INCOME TAXES

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    POLICY CHARGES

      (a) DEDUCTIONS FROM PREMIUMS

          On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

      (b) COST OF INSURANCE

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

      (c) ADMINISTRATIVE CHARGES

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

          Contracts issued prior to April 16, 1990:

             Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

          Contracts issued on or after April 16, 1990:

             Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
             Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          The above charges are assessed against each contract by liquidating units.

      (d) SURRENDERS

          Policy surrenders result in a redemption of the contract value from the Separate Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

3.    ASSET CHARGES

          For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

          For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

          The above charges are assessed through the daily unit value calculation.

4.    DEATH BENEFITS

          Death benefits result in a redemption of the contract value from the Separate Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

5.    POLICY LOANS (NET OF REPAYMENTS)

          Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

          At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

6.    SCHEDULE I

          Schedule I presents the components of the change in unit values, which are the basis for determining contract owners' equity. This schedule is presented for each sub-account in the following format:

              -  Beginning unit value - Jan. 1

              -  Reinvested dividends and capital gains

                 (This amount reflects the increase in the unit value due to dividend and capital gain distributions from the underlying mutual funds.)

              -  Unrealized gain (loss)

                 (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

              -  Asset charges

                 (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

              -  Ending unit value - Dec. 31

              -  Percentage increase (decrease) in unit value.

                                                                      SCHEDULE I


                         NATIONWIDE VLI SEPARATE ACCOUNT

             SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
            (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL)


                                                        DOMESTIC
                                            COMMON      STRATEGIC    EMERGING
                                             STOCK       INCOME       GROWTH     GLOBAL EQUITY
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------  -----------  -----------   -----------

1995
  Beginning unit value - Jan. 1           $16.580891    14.336077    10.000000     10.000000
  --------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains    3.004553     1.359225      .000000       .000000
  --------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    3.100329     1.690878     1.707069       .309271
  --------------------------------------------------------------------------------------------
  Asset charges                             (.186914)    (.150992)    (.051461)     (.047188)
  --------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $22.498859    17.235188    11.655608     10.262083
  --------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*(a)                        36%          20%         17%(b)        3%(b)
  ============================================================================================

1994
  Beginning unit value - Jan. 1           $17.325425    15.127964        **           **
  --------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains    1.976086     1.490981
  --------------------------------------------------------------------------------------------
  Unrealized gain (loss)                   (2.559308)   (2.144766)
  --------------------------------------------------------------------------------------------
  Asset charges                             (.161312)    (.138102)
  --------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $16.580891    14.336077
  --------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*(a)                       (4)%          (5)%
  ============================================================================================

1993
  Beginning unit value - Jan. 1           $16.049449    13.129409        **           **
  --------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains     .988860     1.177277
  --------------------------------------------------------------------------------------------
  Unrealized gain (loss)                     .443906      .958277
  --------------------------------------------------------------------------------------------
  Asset charges                             (.156790)    (.136999)
  --------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $17.325425    15.127964
  --------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*(a)                        8%           15%
  ============================================================================================



                                                          MONEY      MULTIPLE     REAL ESTATE
                                          GOVERNMENT      MARKET     STRATEGY     SECURITIES
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------  -----------  -----------   -----------

1995
  Beginning unit value - Jan. 1           16.344365     15.022875   16.538427     10.000000
  -------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains   1.217414       .817690    2.418600       .092106
  -------------------------------------------------------------------------------------------
  Unrealized gain (loss)                   1.576618       .000000    2.744315       .740132
  -------------------------------------------------------------------------------------------
  Asset charges                            (.170007)     (.145472)   (.181433)     (.047958)
  -------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             18.968390     15.695093   21.519909     10.784280
  -------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*(a)                       16%           4%           30%         8%(b)
  ===========================================================================================

1994
  Beginning unit value - Jan. 1           17.301801     14.623465   17.329774        **
  -------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains   1.062855       .539516    1.995739
  -------------------------------------------------------------------------------------------
  Unrealized gain (loss)                  (1.862740)      .000000   (2.627910)
  -------------------------------------------------------------------------------------------
  Asset charges                            (.157551)     (.140106)   (.159176)
  -------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             16.344365     15.022875   16.538427
  -------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*(a)                       (6)%           3%         (5)%
  ===========================================================================================

1993
  Beginning unit value - Jan. 1           16.194306     14.379569   16.243698        **
  -------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains   1.044833       .381680    1.376516
  -------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    .225301       .000000    (.130378)
  -------------------------------------------------------------------------------------------
  Asset charges                            (.162639)     (.137784)   (.160062)
  -------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             17.301801     14.623465   17.329774
  -------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*(a)                        7%            2%          7%
  ===========================================================================================


  * An annualized rate of return cannot be determined as:
   (a) Asset charges do not include the policy charges discussed in note 2; and
   (b) This investment option was not utilized for the entire year indicated. ** This investment option was not available or was not utilized.

                         NATIONWIDE VLI SEPARATE ACCOUNT

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
            (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL)


                                                             DOMESTIC
                                                COMMON      STRATEGIC                  MONEY       MULTIPLE
                                                 STOCK       INCOME     GOVERNMENT     MARKET      STRATEGY
                                              SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              -----------  -----------  -----------  -----------  -----------
1995**
  Beginning unit value - Jan. 1               $15.720497    14.272889    12.480782    11.189053    14.311997
  -----------------------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains        2.839638     1.348751      .928076      .607952     2.086061
  -----------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                        2.939071     1.683177     1.202259      .000000     2.374431
  -----------------------------------------------------------------------------------------------------------
  Asset charges                                 (.242074)    (.205351)    (.177635)    (.148011)    (.214467)
  -----------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $21.257132    17.099466    14.433482    11.648994    18.558022
  -----------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*                               35%           20%         16%           4%           30%
  ===========================================================================================================

1994
  Beginning unit value - Jan. 1               $16.483852    15.113958    13.258615    10.929642    15.049256
  -----------------------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains        1.874048     1.484668      .813111      .402452     1.727365
  -----------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                       (2.427739)   (2.137258)   (1.425714)     .000000    (2.275800)
  -----------------------------------------------------------------------------------------------------------
  Asset charges                                 (.209664)    (.188479)    (.165230)    (.143041)    (.188824)
  -----------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $15.720497    14.272889    12.480782    11.189053    14.311997
  -----------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*                              (5)%          (6)%        (6)%           2%          (5)%
  ===========================================================================================================

1993
  Beginning unit value - Jan. 1               $15.324267    13.163967    12.453930    10.785653    14.156355
  -----------------------------------------------------------------------------------------------------------
  Reinvested dividends and capital gains         .941020     1.176441      .802266      .285158     1.195810
  -----------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .423067      .961164      .173553      .000000     (.112372)
  -----------------------------------------------------------------------------------------------------------
  Asset charges                                 (.204502)    (.187614)    (.171134)    (.141169)    (.190537)
  -----------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $16.483852    15.113958    13.258615    10.929642    15.049256
  -----------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*                               8%            15%         6%            1%           6%
  ===========================================================================================================


 * An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.
** No other investment options were utilized.

                         NATIONWIDE VLI SEPARATE ACCOUNT

            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

            (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL)

                                                        COMMON                  MULTIPLE
                                                         STOCK                  STRATEGY
                                                      SUB-ACCOUNT              SUB-ACCOUNT
                                                      -----------              -----------

1995**
   Beginning unit value - Jan. 1                       $13.346462                12.765144
   ---------------------------------------------------------------------------------------
   Reinvested dividends and capital gains                2.421740                 1.869449
   ---------------------------------------------------------------------------------------
   Unrealized gain (loss)                                2.495698                 2.118344
   ---------------------------------------------------------------------------------------
   Asset charges                                         (.126800)                (.118019)
   ---------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                         $18.137100                16.634918
   ---------------------------------------------------------------------------------------
   Percentage increase (decrease)
      in unit value*                                       36%                       30%
   =======================================================================================

1994**
   Beginning unit value - Jan. 1                       $13.924920                13.355954
   ---------------------------------------------------------------------------------------
   Reinvested dividends and capital gains                1.590429                 1.540293
   ---------------------------------------------------------------------------------------
   Unrealized gain (loss)                               (2.059623)               (2.027726)
   ---------------------------------------------------------------------------------------
   Asset charges                                         (.109264)                (.103377)
   ---------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                         $13.346462                12.765144
   ---------------------------------------------------------------------------------------
   Percentage increase (decrease)
      in unit value*                                      (4)%                      (4)%
   =======================================================================================

1993**
   Beginning unit value - Jan. 1                       $12.880252                12.500360
   ---------------------------------------------------------------------------------------
   Reinvested dividends and capital gains                 .794704                 1.060708
   ---------------------------------------------------------------------------------------
   Unrealized gain (loss)                                 .356007                 (.101308)
   ---------------------------------------------------------------------------------------
   Asset charges                                         (.106043)                (.103806)
   ---------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                         $13.924920                13.355954
   ---------------------------------------------------------------------------------------
   Percentage increase (decrease)
      in unit value*                                       8%                        7%
   =======================================================================================


** An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.
** No other investment options were utilized.


See note 6.

                          Independent Auditors' Report

The Board of Directors and Contract Owners of
Nationwide VLI Separate Account
Nationwide Life Insurance Company:

   We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                        KPMG Peat Marwick LLP


Columbus, Ohio
February 6, 1996

NATIONWIDE LIFE INSURANCE COMPANY                                   Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521



             Nationwide(R) is a registered federal service mark of
                      Nationwide Mutual Insurance Company.